SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Foreign Currency (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Gain (loss) on foreign currency transactions	$ 4,200	$ (1,300)